UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment [ ]: Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       KOM Capital Management, LLC
            Knoll Capital Management, L.P.
Address:    666 Fifth Avenue
            37th Floor
            New York, New York 10103

Form 13F File Numbers:

1) KOM Capital Management, LLC: 028-11425
2) Knoll Capital Management, L.P.: 028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Patrick G. O'Neill
Title:  Chief Operating Officer
Phone:  (212) 808-7474

Signature, Place, and Date of Signing:

/s/ Patrick G. O'Neill, New York, New York, May __, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0


Form 13F Information Table Entry Total: 19 Data Records


Form 13F Information Table Value Total: $284,246
                                         --------
                                          (x1000)

List of Other Included Managers: NONE


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       Column 1                 Column 2     Column 3    Column 4          Column 5     Column 6  Column 7          Column 8
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    NAME OF ISSUER              TITLE OF      CUSIP      VALUE       SHRS OR   SH/ PUT/  INV.      OTHER         VOTING AUTHORITY
                                 CLASS                  (x$1000)     PRN AMT   PR  CALL  DISCR.    MNGRS.      --------------------
                                                                                                               SOLE   SHARED   NONE

-----------------------------------------------------------------------------------------------------------------------------------
Abraxis Biosciences Inc           COM       00383E106    15538.3      581741   SH         SOLE                581741
-----------------------------------------------------------------------------------------------------------------------------------
Alfacell Corp                     COM       015404106    4436.04     3168601   SH         SOLE               3168601
-----------------------------------------------------------------------------------------------------------------------------------
ATP Oil and Gas Corp              COM       00208J108   42632.76     1133850   SH         SOLE               1133850
-----------------------------------------------------------------------------------------------------------------------------------
Bioveris Corp                     COM       090676107   17723.54     1333600   SH         SOLE               1333600
-----------------------------------------------------------------------------------------------------------------------------------
Cano Petroleum Inc                COM       137801106       2938      650000   SH  Call   SOLE                650000
-----------------------------------------------------------------------------------------------------------------------------------
Carrizo Oil & Gas Inc             COM       144577103    6083.04      174000   SH         SOLE                174000
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland Biolabs Inc             COM       185860103     444.82       50548   SH         SOLE                 50548
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Delta Petroleum Corp New          COM       247907207   17676.49      769882   SH         SOLE                769882
-----------------------------------------------------------------------------------------------------------------------------------
Emcore                            COM       290846104     2036.5      407300   SH         SOLE                407300
-----------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA       SPONSORED ADR  338488109   51026.89     1993238   SH         SOLE               1993238
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Hythiam Inc                       COM       44919F104   16060.63     2351786   SH         SOLE               2351786
-----------------------------------------------------------------------------------------------------------------------------------
Medicinova Inc                    COM       58468P206       3228      300000   SH         SOLE                300000
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Medivation Inc                    COM       58501N101   66085.32     3503994   SH         SOLE               3503994
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Nutracea(1)                       COM       67060N204    4800.64     1594900   SH         SOLE               1594900
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Parkervision Inc                  COM       701354102   16016.25     1212434   SH         SOLE               1212434
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Storm Cat Energy Corp             COM       862168101     738.09      793650   SH         SOLE                793650
-----------------------------------------------------------------------------------------------------------------------------------
Sulphco Inc                       COM       865378103    4900.17     1432800   SH         SOLE               1432800
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Todco                             COM       88889T107   11703.76      290200   SH         SOLE                290200
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US Energy Corp WYO                COM       911805109     176.58       33193   SH         SOLE                 33193
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__________________

(1) Nutracea's security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F Securities
as a 13F Security as defined in Section 13(f) of the Securities Exchange Act of 1934. However, KOM Capital Management, LLC,
has chosen to include this security for informational purposes.